GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Goodwill	$ 14,129	$ 15,479
Dealer software and technology services operation
Disclosure of operating segments [line items]
Goodwill	4,424	4,580
Engineered components manufacturing operation
Disclosure of operating segments [line items]
Goodwill	1,814	1,765
Advanced energy storage operation
Disclosure of operating segments [line items]
Goodwill	1,743	1,702
Modular building leasing services
Disclosure of operating segments [line items]
Goodwill	1,905	1,674
Lottery services operation
Disclosure of operating segments [line items]
Goodwill	1,210	1,197
Healthcare services
Disclosure of operating segments [line items]
Goodwill	690	1,310
Other operations
Disclosure of operating segments [line items]
Goodwill	$ 2,343	$ 3,251